UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12-31-2009
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Bedlam Asset Management plc
Address: 20 Abchurch Lane, London, EC4N 7BB, UK
Form 13F File Number: 28-____________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Michael Comras
Title: Chief Compliance Officer
Phone: +44 20 7648 4325
Signature, Place, and Date of Signing:
Michael Comras____________________________________ London, U.K. 02-05-2010
[Signature] [City, State] [Date]
Report Type (Check only one.):
[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: __________0___________
Form 13F Information Table Entry Total: _________18____________
Form 13F Information Table Value Total: _____ 157,373 ____________(thousands) List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE
FORM 13F INFORMATION TABLE

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHRS OR PRN AMT	SH/ PRN
PUT/ CALL INVESTMENT DISCRETION	OTHER MANAGER	VOTING AUTHORITY
									SOLE	SHARED	NONE

AGNICO EAGLE MINES LTD	COM	008474 10 8	"20,485"	"379,357"	SH		SOLE
"379,357"
YAMANA GOLD INC	COM	98462Y 10 0	"14,714"	"1,292,940"	SH		SOLE		"1,292,940"
GOLDCORP INC NEW	COM	380956 40 9	"22,085"	"561,378"	SH		SOLE		"561,378"
MOSAIC CO	COM	61945A 10 7	"8,721"	"145,999"	SH		SOLE		"145,999"
SHAW GROUP INC	COM	820280 10 5	"16,345"	"568,524"	SH		SOLE		"568,524"
ENERGY RECOVERY INC	COM	29270J 10 0	107	"15,500"	SH		SOLE		"15,500"
ALLEGHENY ENERGY INC	COM	017361 10 6	"8,763"	"373,205"	SH		SOLE		"373,205"
ORMAT TECHNOLOGIES INC	COM	686688 10 2	155	"4,100"	SH		SOLE		"4,100"
SARA LEE CORP	COM	803111 10 3	"14,698"	"1,206,735"	SH		SOLE		"1,206,735"
COTT CORP QUE	COM	22163N 10 6	"9,658"	"1,177,776"	SH		SOLE		"1,177,776"
KIMBERLY CLARK CORP	COM	494368 10 3	"5,788"	"90,857"	SH		SOLE		"90,857"
HAIN CELESTIAL GROUP INC	COM	405217 10 0	"6,468"	"380,270"	SH		SOLE
"380,270"
BRISTOL MYERS SQUIBB CO	COM	110122 10 8	"17,261"	"683,600"	SH		SOLE
"683,600"
PFIZER INC	COM	717081 10 3	385	"21,180"	SH		SOLE		"21,180"
CHECK POINT SOFTWARE TECH LT	ORD	M22465 10 4	"5,795" "171,040"	SH	SOLE
"171,040"
MILLICOM INTL CELLULAR S A	SHS NEW	L6388F 11 0	"5,493"	"74,462"	SH	SOLE
"74,462"
CHUNGHWA TELECOM CO LTD	SPONS ADR NEW 09	17133Q 40 3	235	"12,667"	SH		SOLE
"12,667"
TELECOMUNICACOES DE SAO PAUL	SPON ADR PFD	87929A 10 2	217	"8,700"	SH		SOLE
"8,700"